Consolidated and Combined Carve-Out Statements of Operations - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Operating revenues: (Notes 2(d), 5 and 18)
Time charter and bareboat revenues		$ 154,750	[1]	$ 112,784	[1]	$ 73,151	[2]
Other income	[1]	274		57
Loss of hire insurance recoveries	[2]					250
Total revenues (Notes 2(d), 5, 6, and 18)		155,024	[1]	112,841	[1]	73,401	[2]
Operating expenses: (Note 18)
Vessel operating expenses (Note 2(d))		27,543	[1]	23,879	[1]	14,288	[2]
Depreciation (Note 13)		48,844	[1],[3]	34,322	[1],[3]	23,768	[2],[4]
General and administrative expenses		4,290	[1]	4,323	[1]	5,361	[2]
Goodwill impairment charge (Note 8)	[1],[3]	6,217
Total operating expenses		86,894	[1]	62,524	[1]	43,417	[2]
Operating income		68,130	[1]	50,317	[1]	29,984	[2]
Finance income (expense): (Notes 2(e) and 18)
Interest income		8	[1]	13	[1]	30	[2]
Interest expense (Note 9(a))		(17,451)	[1]	(15,271)	[1]	(10,773)	[2]
Other finance expense (Note 9(b))		(504)	[1]	(1,271)	[1]	(2,048)	[2]
Realized and unrealized gain (loss) on derivative instruments (Note 10)		(9,695)	[1]	(6,407)	[1]	505	[2]
Net gain (loss) on foreign currency transactions		(105)	[1]	26	[1]	193	[2]
Total finance expense		(27,747)	[1]	(22,910)	[1]	(12,093)	[2]
Income before income taxes		40,383	[1]	27,407	[1]	17,891	[2]
Income tax benefit (expense) (Notes 2(q) and 17)		59	[1],[3]	(15)	[1],[3]	(2,827)	[2],[4]
Net income		40,442	[1],[3]	27,392	[1],[3]	15,064	[2],[4]
General Partner's interest in net income		767	[1]	536	[1]	301	[2]
Limited Partners' interest in net income		$ 39,675	[1]	$ 26,856	[1]	$ 14,764	[2]
Earnings per unit: (Note 21)
Cash distributions declared and paid per unit (Note 21)		$ 2.030	[1]	$ 1.795	[1]	$ 0.752	[2]
Common Units [Member]
Finance income (expense): (Notes 2(e) and 18)
Net income		$ 25,038		$ 15,349
Limited Partners' interest in net income		$ (11,060)		$ (7,916)
Earnings per unit: (Note 21)
Earnings per unit (basic and diluted)	[5]	$ 1.499	[1]	$ 1.369	[1]	1.063	[2]
Subordinated Units [Member]
Finance income (expense): (Notes 2(e) and 18)
Net income		$ 14,637		$ 11,507
Limited Partners' interest in net income		$ (5,087)		$ (4,912)
Earnings per unit: (Note 21)
Earnings per unit (basic and diluted)	[5]	$ 1.708	[1]	$ 1.343	[1]	1.065	[2]
General Partner Unit [Member]
Finance income (expense): (Notes 2(e) and 18)
Net income		$ 767		$ 536
General Partner's interest in net income		$ (332)		$ (261)
Earnings per unit: (Note 21)
Earnings per unit (basic and diluted)	[5]	$ 1.487	[1]	$ 1.329	[1]	$ 1.063	[2]

[1]	2015 and 2014 refers to the Consolidated Statements of Operations
[2]	2013 refers to the Consolidated and Combined Carve-Out Statement of Operations
[3]	2015 and 2014 refers to the Consolidated Statements of Cash Flows
[4]	2013 refers to the Consolidated and Combined Carve-Out Statement of Cash Flows
[5]	Earnings per unit information for the year ended December 31, 2013 is in respect of the period from the closing of the IPO (April 15, 2013) to December 31, 2013.